Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 157,865	$ 157,013
Accumulated depreciation	(116,270)	(116,819)
Property, plant and equipment, net	41,595	40,194
Additional disclosure of property, plant and equipment
Depreciation expense	15,760	17,936	19,405
Land
Property, Plant and Equipment, Net
Property, plant and equipment, gross	1,421	1,421
Buildings and leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	17,622	16,250
Machinery and equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	138,822	139,342
Additional disclosure of property, plant and equipment
Disposal of fully-depreciated assets	$ 16,309	$ 4,158	$ 5,927